FCF P1 03/20

SUPPLEMENT DATED MARCH 27, 2020

TO THE PROSPECTUS DATED FEBRUARY 1, 2020

OF

FRANKLIN U.S. GOVERNMENT SECURITIES fund

(a series of Franklin Custodian Funds)

The prospectus is amended as follows:

I.  The “Fund Summaries – Franklin U.S. Government Securities Fund – Sub-Advisor” section on page 32 is removed in its entirety.

II.  The “Fund Summaries – Franklin U.S. Government Securities Fund – Portfolio Managers” section on page 32 is replaced with the following:

Paul Varunok
Portfolio Manager of Advisers and portfolio manager of the Fund since 2004.

Neil Dhruv
Portfolio Manager of Advisers and portfolio manager of the Fund since October 2019.

III.  The following paragraph is removed from the “Fund Details – Franklin U.S. Government Securities Fund – Management” section on page 92:

Under a separate agreement with Advisers, Franklin Templeton Institutional, LLC (FT Institutional), 280 Park Avenue, New York, New York 10017, serves as the Fund’s sub-advisor. The sub-advisor provides Advisers with investment management advice (which may include research and analysis services). FT Institutional is wholly owned and is a subsidiary of Franklin Resources, Inc. For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

IV.  The portfolio management team under the “Fund Details - Franklin U.S. Government Securities Fund – Management” section beginning on page 93 is revised as follows:

The Fund is managed by the following dedicated professionals focused on investments in U.S. government securities. The portfolio managers of the team are as follows:

Paul Varunok               Portfolio Manager of Advisers
Mr. Varunok has been a portfolio manager of the Fund since 2003. He joined Franklin Templeton in 2001.

Neil Dhruv                    Portfolio Manager of Advisers
Mr. Dhruv has been a portfolio manager of the Fund since October 2019. He joined Franklin Templeton in 2002.

Please keep this supplement with your prospectus for future reference.

FCF SA1 03/20

SUPPLEMENT DATED MARCH 27, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2020

OF

FRANKLIN U.S. GOVERNMENT SECURITIES fund

(a series of Franklin Custodian Funds)

The Statement of Additional Information (“SAI”) is amended as follows:

I.     The following replaces the fourth paragraph under the “Management and Other Services — Investment manager and services provided” section on page 61 of the SAI:

The Fund, the investment manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, the investment manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

II.     The following paragraph is removed from the “Management and Other Services — Investment manager and services provided” section on page 61 of the SAI:

With respect to Franklin U.S. Government Securities Fund, under a separate agreement with Advisers, Franklin Templeton Institutional, LLC (FT Institutional), 280 Park Avenue, New York, New York 10017, serves as the Fund’s sub-advisor. The sub-advisor provides Advisers with investment management advice (which may include research and analysis services). FT Institutional is wholly owned and is a subsidiary of Resources. For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

III.   The “Management and Other Services — Sub-Advisor” section on page 62 of the SAI is removed.

IV.   The following replaces the paragraph from the “Management and Other Services — Administrator and services provided” section on page 64 of the SAI:

Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund’s investment manager and principal underwriter.

Please keep this supplement with your SAI for future reference.